UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--145.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.7%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,020,000		2,020,970
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	2,000,000		1,958,620
Alaska--1.8%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	12,190,000		10,580,432
Arizona--6.4%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	4.50	3/1/30	4,000,000		4,192,720
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	3,610,000		3,884,829
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	17,210,000	a,b	19,301,875
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue
(Prerefunded)	6.25	1/1/14	5,000,000	c	5,293,450
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,410,000		3,252,628
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	500,000		558,890
California--18.0%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	a,b	6,058,756
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000		12,760,524

California,
GO (Various Purpose)	6.50	4/1/33	10,000,000		12,467,900
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000		9,063,300
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	4/1/34	3,495,000		3,855,929
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000		2,279,668
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	5,910,000	d	260,690
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,000,000		2,174,640
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,876,520
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	7,000,000	c	7,220,570
JPMorgan Chase Putters/Drivers
Trust (California Educational
Facilities Authority, Revenue
(University of Southern
California))	5.25	10/1/16	10,100,000	a,b	11,728,322
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	5,000,000		5,756,600
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000		7,313,312
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,000,000		2,468,100
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,874,775
Sonoma-Marin Area Rail Transit
District, Measure Q Sales Tax
Revenue	5.00	3/1/27	4,000,000		4,769,400
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement

Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	7,300,000		6,533,281
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000		4,164,020
Colorado--2.8%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		2,025,840
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		4,301,990
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	2/1/41	6,000,000		6,662,160
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	795,000		843,948
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000	c	2,256,620
Delaware--.9%
Delaware Economic Development
Authority, Exempt Facility
Revenue (Indian River Power
LLC Project)	5.38	10/1/45	5,000,000		5,412,400
Florida--7.1%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	5,465,000		6,392,411
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,709,600
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000		9,940,560
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/35	3,500,000		3,931,865
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	6,000,000		7,727,340
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	6,500,000		7,318,025
Georgia--5.5%
Atlanta,
Airport General Revenue	5.00	1/1/26	5,000,000		5,723,750
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000		7,402,560
Atlanta,

Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	4,000,000	4,574,760
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,669,517
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,300,000	2,545,479
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000	6,801,600
Hawaii--.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.75	7/1/40	4,415,000	4,973,807
Idaho--.9%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,008,400
Illinois--4.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	5,000,000	5,874,900
Chicago,
Sales Tax Revenue	5.25	1/1/38	3,500,000	4,038,020
Greater Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Limited
Tax Bonds	5.00	12/1/32	7,500,000	8,953,800
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	5,050,000	6,092,168
Indiana--2.4%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/32	2,110,000	2,273,483
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	5,000,000	5,174,450
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,435,616
Indianapolis Local Public
Improvement Bond Bank, Revenue

(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	4,500,000		4,730,400
Iowa--.3%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,997,420
Kansas--.2%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,035,000		1,086,533
Kentucky--.5%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	2,300,000	c	2,906,257
Louisiana--1.6%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	e	1,192,464
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,870,590
Maine--.7%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	3,000,000		3,816,150
Maryland--.5%
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000	c	3,078,480
Massachusetts--8.7%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000	a,b	14,936,878
JPMorgan Chase Putters/Drivers
Trust (Massachusetts,
Consolidated Loan)	5.00	4/1/19	8,600,000	a,b	10,402,388
JPMorgan Chase Putters/Drivers
Trust (Massachusetts

Development Finance Agency,
Revenue (Harvard University
Issue))	5.25	2/1/34	10,000,000	a,b	12,144,000
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/36	5,000,000		5,703,100
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,650,000		6,594,567
Michigan--9.0%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		2,402,883
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000		3,097,400
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000		7,137,654
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,000,000		3,237,930
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)
(Prerefunded)	5.00	5/1/13	3,930,000	c	3,992,330
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,000,000		2,162,300
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,930,000		3,046,175
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000		5,813,450
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	10,400,000		10,399,896
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	5,500,000		7,041,980
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,435,000		3,552,958
Minnesota--2.0%
Dakota County Community

Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	734,592		760,560
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	830,164		878,737
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000		6,111,800
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.15	11/15/20	3,310,000		3,476,361
Mississippi--2.7%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	9,310,000		9,338,116
Mississippi Development Bank,
Special Obligation Revenue
(Magnolia Regional Health
Center Project)	6.50	10/1/31	5,000,000		6,115,500
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000		2,054,920
Nevada--1.0%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000		5,655,800
New Jersey--4.9%
Higher Education Student
Assistance Authority, Senior
Student Loan Revenue	5.00	12/1/18	2,500,000		2,836,425
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Prerefunded)	5.75	6/15/14	5,500,000	c	5,935,545
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	3,000,000		3,008,610
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal

Corp.)	6.13	6/1/30	5,000,000		5,580,950
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,455,000		2,450,876
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,500,000		5,006,265
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	3,140,000	c	3,228,768
New Mexico--1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,803,250
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	570,000		603,807
New York--13.1%
Barclays Capital Municipal Trust
Receipts (New York City
Municipal Water Finance
Authority, Water and Sewer
System General Resolution
Revenue)	5.00	6/15/39	20,000,000	a,b	22,886,600
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	a,b	6,146,800
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	a,b	6,092,450
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/28	2,500,000		2,919,475
New York City Educational
Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,742,171
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		6,107,650
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue	5.00	11/1/38	10,000,000		11,570,900
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,625,000		6,286,669
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	2,500,000		2,770,075
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,000,000		3,067,800
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,382,680
Ohio--4.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000		2,744,730
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	2,300,000		2,071,380
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		3,893,400
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000	d	2,104,297
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000	d	1,899,428
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	1,900,000		2,239,473
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	b	2,564,310
Toledo-Lucas County Port
Authority, Airport Revenue

(Baxter Global Project)	6.25	11/1/13	1,200,000		1,203,888
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	5,000,000		5,130,500
Oregon--.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000		3,469,224
Pennsylvania--1.9%
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	3,000,000	a,b	3,372,450
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/18	2,560,000		3,113,549
Philadelphia,
GO	6.50	8/1/41	3,550,000		4,334,514
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		6,049,000
South Carolina--4.0%
Barclays Capital Municipal Trust
Receipts (Columbia, Waterworks
and Sewer System Revenue)	5.00	2/1/40	10,000,000	a,b	11,532,800
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000		11,538,400
Tennessee--3.4%
Barclays Capital Municipal Trust
Receipts (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000	a,b	11,251,900
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000		8,346,940
Texas--10.3%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds

(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000	a,b	9,647,617
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	2,500,000		2,880,275
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	3,500,000		3,781,120
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		11,459,100
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		1,015,060
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	2,000,000		2,493,860
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		6,132,100
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	10,300,000		11,819,868
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		6,104,395
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/31	3,175,000		3,820,223
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	12.72	7/2/24	450,000	f	479,439
Vermont--.4%
Burlington,
Airport Revenue	3.50	7/1/18	2,130,000		2,114,217
Virginia--5.1%
Barclays Capital Municipal Trust
Receipts (Virginia Small
Business Financing Authority,
Health Care Facilities Revenue
(Sentara Healthcare))	5.00	11/1/40	10,000,000	a,b	11,054,300
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	2,500,000		2,527,475
Virginia Commonwealth

Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/21	8,565,000		10,842,776
Virginia Commonwealth
Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/22	3,840,000		4,888,090
Washington--4.7%
Barclays Capital Municipal Trust
Receipts (King County, Limited
Tax GO (Payable from Sewer
Revenues))	5.13	1/1/33	10,000,000	a,b	11,599,100
Barclays Capital Municipal Trust
Receipts (King County, Sewer
Revenue)	5.00	1/1/29	3,998,716	a,b	4,733,796
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		7,103,140
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	3,000,000		3,374,910
West Virginia--.8%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000		2,118,720
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000		2,255,760
Wisconsin--1.1%
Public Finance Agency,
Senior Airport Facilities
Revenue (Transportation
Infrastructure Properties, LLC
Obligated Group)	5.00	7/1/42	4,000,000		4,072,680
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000		2,017,220
Wyoming--1.0%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000		2,666,540
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000		3,089,872
U.S. Related--7.6%
Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000		2,246,180
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;

FHLMC)	5.75	9/1/31	965,000		1,094,995
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		2,109,340
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	7,500,000		6,846,825
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000		2,022,200
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000		1,653,051
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000		2,549,724
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000		2,480,225
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	3,000,000		2,855,760
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000		5,147,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,566,475
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000		11,778,690
Total Long-Term Municipal Investments
(cost $746,798,204)					832,201,934
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.6%	Rate (%)	Date	Amount ($)		Value ($)
California--.9%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.10	1/2/13	4,200,000	g	4,200,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.10	1/2/13	1,000,000	g	1,000,000
Massachusetts--.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; JPMorgan
Chase Bank)	0.12	1/2/13	2,100,000	g	2,100,000
New York--.9%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.12	1/2/13	700,000	g	700,000
New York City,
GO Notes (LOC; JPMorgan Chase

Bank)	0.12	1/2/13	4,100,000	g	4,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.12	1/2/13	200,000	g	200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.12	1/2/13	400,000	g	400,000
Pennsylvania--.4%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	1/2/13	2,200,000	g	2,200,000
Total Short-Term Municipal Investments
(cost $14,900,000)					14,900,000
Total Investments (cost $761,698,204)			147.6%		847,101,934
Liabilities, Less Cash and Receivables			(10.4%)		(59,386,289)
Preferred Stock, at redemption value			(37.2%)		(213,750,000)
Net Assets Applicable to Common Shareholders			100.0%		573,965,645

a	Collateral for floating rate borrowings.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $175,454,342 or 30.6% of net assets applicable to Common Shareholders.

c

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Non-income producing security; interest payments in default.
f	Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at December 31, 2012.
g	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2012, net unrealized appreciation on investments was $85,403,730 of which $88,430,068 related to appreciated investment securities and $3,026,338 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	847,101,934	-	847,101,934

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

By: /s/James Windels
James Windels Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)